Vessel Operating Expenses (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Costs And Expenses [Abstract]
Crew wages and related costs	$ 8,566,126	$ 8,422,650	$ 7,238,368
Insurance	1,643,196	1,936,475	1,790,754
Repairs and maintenance	1,056,599	761,048	729,419
Spares and consumable stores	5,867,906	6,055,239	5,987,478
Tonnage taxes	232,517	220,217	64,580
Miscellaneous expenses	904,012	599,598	476,433
Total	$ 18,270,356	$ 17,995,227	$ 16,287,032